Investment Strategy	Oct. 31, 2025
Mast HedgeIndex Corporate Arbitrage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by pursuing several arbitrage investment strategies employed by hedge funds and proprietary trading desks of investment banks, including merger arbitrage, volatility arbitrage, and other arbitrage and corporate event strategies described more fully below. To pursue these investment strategies, the Fund invests in a diversified portfolio of instruments, including equities, closed-end funds, rights, warrants, and derivatives. Manteio Scalable Technologies LLC (“Mast Investments” or the “Advisor”), the Fund’s investment advisor, will employ hedging strategies with the intent of (i) reducing the risk associated with each of the arbitrage and corporate event strategies; (ii) keeping the overall volatility of the Fund’s net asset value low; and (iii) maintaining a low correlation with the overall equity market.

Examples of Arbitrage and Corporate Event Strategies:

Merger Arbitrage: When engaging in merger arbitrage, the Advisor buys shares of the “target” company in a proposed merger or other reorganization between two companies. If the consideration in the transaction consists of stock of the acquirer, the Advisor will typically hedge the exposure to the acquirer by shorting the stock of the acquiring company.

Volatility Arbitrage: When engaging in volatility arbitrage, the Advisor seeks to profit from the differences in implied volatility between index options and the options of individual stocks that make up the index.

Other Arbitrage and Corporate Event Strategies: The Advisor also employs other arbitrage and corporate event strategies when market opportunities arise. Examples of such strategies can include corporate share repurchase activity, investments in initial public offerings (“IPOs”), “dual-class” arbitrage and “closed-end fund” arbitrage, among other strategies. Additionally, as a part of its corporate events strategy, the Fund may invest in equities whose performance is expected to influence the long portfolios of hedge funds and small- and mid-capitalization stocks that have characteristics similar to companies in private equity buyout funds. A “buyout” fund is a type of fund that targets companies for acquisition or control in an attempt to enhance the value of those acquired companies. The Fund does not invest directly in private equity funds or the private equity of companies, and the Fund will not attempt to acquire or control private companies.

The Advisor incorporates research-driven, quantitative models proprietary to its corporate affiliate, HedgeIndex LLC (“HedgeIndex”), into its investment selection process for the Fund. HedgeIndex has been a provider of alternative indexes, models, and data since 1999. The Advisor has entered into a licensing agreement with HedgeIndex and intends to use its quantitative models as a component in the Advisor’s management of the Fund. The Advisor makes all determinations as to how the models should be applied to the Fund’s investment strategies, and how to allocate the Fund’s assets among its investments. The Advisor retains full discretion with respect to all investment management decisions made for the Fund. The Advisor’s use of such models may vary based on market factors and economic trends as determined by the Advisor. The Fund may engage extensively in short sales of securities. When the Fund sells a security short, it borrows the security from a third party and sells the security at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. For arbitrage strategies, the Fund will generally buy securities and simultaneously sell securities short in amounts that are intended to result in an approximately neutral economic exposure to overall market movements.

The Fund makes use of derivative instruments for hedging purposes, as a substitute for investing in conventional securities, and for investment purposes. The Fund’s use of derivative instruments includes, but is not limited to, options on equities and indices, futures on equities and indices, currency forwards, swaps on equities and indices. The Fund’s use of such derivatives and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the Fund has the potential for greater gains and losses, than if the Fund did not use financial instruments with leverage. A decline in the Fund’s assets due to losses magnified by the financial instruments providing leveraged exposure may require the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations, to meet redemption requests or to meet the applicable requirements of the 1940 Act, and the rules thereunder.

In addition, the Fund may invest a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, money market mutual fund shares, and cash and cash equivalents. The Fund’s money market instrument holdings may serve as collateral for the Fund’s derivative positions and may also earn income for the Fund. During periods of market turbulence or low merger and acquisition activity, the Fund may hold a substantial amount in cash and cash equivalents. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. The Fund may have exposure to U.S. and non-U.S. securities.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Advisor has engaged Tidal Investments LLC (“Tidal” or the “Sub-Advisor”) to serve as investment sub-advisor to the Fund. The Sub-Advisor is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio in accordance with investment strategy provided by the Advisor.

Mast HedgeIndex Managed Futures Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks diverse exposure to macro trading opportunities such as significant price trends, both up and down, across asset classes, geographies and time horizons. The Fund may take long and/or short positions in asset classes, and Manteio Scalable Technologies LLC (“Mast Investments” or the “Advisor”),

the Fund’s investment advisor, dynamically adjusts its exposure to individual asset classes utilizing trend-following and macro trading approaches. The Advisor incorporates research-driven, quantitative models proprietary to its corporate affiliate, HedgeIndex LLC (“HedgeIndex”), into its investment selection process for the Fund. HedgeIndex has been a provider of alternative indexes, models, and data since 1999. The Advisor has entered into a licensing agreement with HedgeIndex and intends to use its quantitative models as a component in the Advisor’s management of the Fund. The Advisor makes all determinations as to how the models should be applied to the Fund’s investment strategies, and how to allocate the Fund’s assets among its investments. The Advisor retains full discretion with respect to all investment management decisions made for the Fund. The Advisor’s use of such models may vary based on market factors and economic trends as determined by the Advisor. The Fund may engage in frequent and active trading.

The Fund seeks to achieve its investment objective by investing directly and/or indirectly through its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) in securities and derivative instruments including, but not limited to, equity index futures and options, swaps on equity index futures, equity swaps, interest rate futures and options, fixed income futures and options, swaps on fixed income futures, commodity and commodity index-linked futures and options, swaps on commodity and commodity index-linked futures, currency futures and options, swaps on currency futures, currency forwards and equity-, fixed income-, and commodity-notes. When used in this Prospectus, the term “Fund” includes the Subsidiary and the term “invest” includes investments the Fund makes directly and through the Subsidiary. There are no geographic limits on the Fund’s holdings and the Fund may have exposure to U.S. and non-U.S. securities and currencies.

In addition, the Fund may have exposure to issuers of any size and credit quality. The Fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The Fund’s money market instrument holdings may serve as collateral for the Fund’s derivative positions and may also earn income for the fund. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

The Fund’s use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the Fund has the potential for greater gains and losses, than if the Fund did not use financial instruments with leverage. A decline in the Fund’s assets due to losses magnified by the financial instruments providing leveraged exposure may require the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations, to meet redemption requests or to meet the applicable requirements of the 1940 Act, and the rules thereunder.

The Fund will enter into short positions, and it may use futures and swaps or sell a security short to do so. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to the asset. At times, the Fund may have significant short positions.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Fund will invest in the Subsidiary primarily to gain exposure to the commodities markets and crypto assets within the limitations of the U.S. federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in long and short commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments may also earn income for the Subsidiary. In addition, the Subsidiary may also invest in exchange-traded products that are listed and traded on U.S. exchanges and primarily hold crypto assets (i.e., bitcoin, ether, or other cryptocurrencies) (“Crypto Asset ETPs”) and futures contracts linked to crypto assets (“Crypto Asset Futures”). Crypto assets (also referred to as “cryptocurrencies”, “virtual currencies”, and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Crypto assets are not issued by a government, bank, or central organization, and they exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded on a blockchain. The Fund, through the Subsidiary, may have exposure to crypto assets equal to up to 10% of the Fund’s net assets. The Subsidiary is managed by the Advisor and has the same objective as the Fund.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Advisor has engaged Tidal Investments LLC (“Tidal” or the “Sub-Advisor”) to serve as investment sub-advisor to the Fund. The Sub-Advisor is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio in accordance with investment strategy provided by the Advisor.

Mast HedgeIndex Adaptive Equities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an adaptive macro-strategy to allocate across global equity markets. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities include common stock, preferred stock, warrants and rights, investment company securities, real estate investment trusts (“REITs”), American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository

Receipts (“GDRs”) and equity-related derivatives, such as futures, forwards, exchange-traded and over-the-counter put and call options (both covered and uncovered) and swaps, that provide exposure to such investments. The Fund may invest up to 20% of its assets in a broad range of instruments, including bonds, currencies, futures, forwards, exchange-traded and over-the-counter put and call options (both covered and uncovered) and swaps. There are no geographic limits on the Fund’s holdings, and the Fund may have exposure to U.S. and non-U.S. securities and currencies.

Manteio Scalable Technologies LLC (“Mast Investments” or the “Advisor”), the Fund’s investment advisor, incorporates research-driven, quantitative models proprietary to its corporate affiliate, HedgeIndex LLC (“HedgeIndex”), into its investment selection process for the Fund. HedgeIndex has been a provider of alternative indexes, models, and data since 1999. The Advisor has entered into a licensing agreement with HedgeIndex and intends to use its quantitative models as a component in the Advisor’s management of the Fund. The Advisor makes all determinations as to how the models should be applied to the Fund’s investment strategies, and how to allocate the Fund’s assets among its investments. The Advisor retains full discretion with respect to all investment management decisions made for the Fund. The Advisor’s use of such models may vary based on market factors and economic trends as determined by the Advisor.

The Fund may engage extensively in short sales of securities. When the Fund sells a security short, it borrows the security from a third party and sells the security at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. The Fund utilizes a dynamic long-short equity strategy, investing up to approximately 135% of its net assets in long positions and up to approximately 60% of its net assets in short positions, resulting in net market exposure to global equity markets that, over time, averages approximately 100%, while potentially aggressively concentrating views on individual stocks. The Advisor seeks to exploit “macro” market inefficiencies such as repeated cycles of asset prices overshooting and mean reverting which may not be justifiable given the concurrent changes in economic fundamentals, while simultaneously adapting to and harnessing the particularities of the contemporaneous macro regime, namely the interactions between (i) the standard inventory cycle; (ii) secular trends relating to the constant transformation of technology, demographics, and geopolitical trends; and (iii) monetary regimes and disruptive shocks. The Fund’s use of leverage and short-selling is expected to vary through time.

The Fund may invest in bonds issued or guaranteed by domestic and international corporations or governments. The Fund may invest in bonds of any maturity, duration, and credit quality (both investment grade and below investment grade (commonly referred to as “high yield securities” or “junk bonds”)). High yield securities (commonly referred to as “junk” bonds or below investment-grade securities) are instruments that are rated BB+ or lower by S&P Global Ratings or Fitch Inc. or Ba1 or lower by Moody’s or equivalent ratings by another registered nationally recognized statistical rating organization (“NRSRO”), or, if unrated by an NRSRO, of comparable quality in the opinion of the Advisor. The Fund may invest globally (including in emerging markets. In addition, the Fund may have exposure to issuers of any size and credit quality.

The Fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The Fund’s money market instrument holdings may serve as collateral for the Fund’s derivative positions and may also earn income for the fund. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

The Fund’s use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the Fund has the potential for greater gains and losses, than if the Fund did not use financial instruments with leverage. A decline in the Fund’s assets due to losses magnified by the financial instruments providing leveraged exposure may require the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations, to meet redemption requests or to meet the applicable requirements of the 1940 Act, and the rules thereunder.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Advisor has engaged Tidal Investments LLC (“Tidal” or the “Sub-Advisor”) to serve as investment sub-advisor to the Fund. The Sub-Advisor is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio in accordance with investment strategy provided by the Advisor.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Mast HedgeIndex Strategic Commodities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in commodity-linked derivative instruments. Assets not invested in commodity-linked derivative instruments may be invested in fixed income securities. “Fixed income securities” include debt securities, mortgage-backed securities, and bonds issued or guaranteed by domestic and international corporations or governments. The Fund may engage in frequent and active trading.

The Fund seeks to achieve its investment objective by investing directly and/or indirectly through its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) in securities and commodity-linked derivative instruments including, but not limited to, commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. When used in this Prospectus, the term “Fund” includes the Subsidiary and the term “invest” includes investments the Fund makes directly and through the Subsidiary.

Manteio Scalable Technologies LLC (“Mast Investments” or the “Advisor”), the Fund’s investment advisor, incorporates research-driven, quantitative models proprietary to its corporate affiliate, HedgeIndex LLC (“HedgeIndex”), into its investment selection process for the Fund. HedgeIndex has been a provider of alternative indexes, models, and data since 1999. The Advisor has entered into a licensing agreement with HedgeIndex and intends to use its quantitative models as a component in the Advisor’s management of the Fund. The Advisor makes all determinations as to how the models should be applied to the Fund’s investment strategies, and how to allocate the Fund’s assets among its investments. The Advisor retains full discretion with respect to all investment management decisions made for the Fund. The Advisor’s use of such models may vary based on market factors and economic trends as determined by the Advisor.

The Fund may invest in fixed income securities of any maturity, duration, and credit quality (both investment grade and below investment grade (commonly referred to as “high yield securities” or “junk bonds”)). High yield securities (commonly referred to as “junk” bonds or below investment-grade securities) are instruments that are rated BB+ or lower by S&P Global Ratings or Fitch Inc. or Ba1 or lower by Moody’s or equivalent ratings by another registered nationally recognized statistical rating organization (“NRSRO”), or, if unrated by an NRSRO, of comparable quality in the opinion of the Advisor. There are no geographic limits on the Fund’s holdings, and the Fund may have exposure to U.S. and non-U.S. securities and currencies.

The Fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The Fund’s money market instrument holdings may serve as collateral for the Fund’s derivative positions and may also earn income for the fund. The Fund may also invest directly in ETFs and other investment companies, including closed-end funds, that provide exposure to commodities.

The Fund’s use of options, futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the Fund has the potential for greater gains and losses, than if the Fund did not use financial instruments with leverage. A decline in the Fund’s assets due to losses magnified by the financial instruments providing leveraged exposure may require the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations, to meet redemption requests or to meet the applicable requirements of the 1940 Act, and the rules thereunder.

The Fund will enter into short positions, and it may use futures and swaps or sell a security short to do so. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to the asset. At times, the Fund may have significant short positions.

The Fund will primarily gain exposure to commodities and commodity-linked instruments through investments in the Subsidiary. The Subsidiary will invest in (long and short) commodity-linked futures and swaps. The Subsidiary is managed by the Advisor and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of the U.S. federal tax requirements that apply to regulated investment companies. Generally, the Subsidiary will invest in long and short commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary’s derivative positions; however, these instruments may also earn income for the Subsidiary.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Advisor has engaged Tidal Investments LLC (“Tidal” or the “Sub-Advisor”) to serve as investment sub-advisor to the Fund. The Sub-Advisor is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio in accordance with investment strategy provided by the Advisor.